COMMITMENT AND CONTINGENCY (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENT AND CONTINGENCY [Abstract]
Future Minimum Lease Payments Under Non-Cancelable Operating Leases Agreements
Year ending
2013	$2,560,028
2014	1,793,160
2015	374,401
2016 and thereafter	-

Future Minimum Purchase Obligations Payments Under Non-Cancelable Purchase Agreements
Year ending
2013	$3,485,587
2014	859,045
2015	189,998
2016	28,782
2017 and thereafter	13,031